Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Schedules of Disaggregation of Revenue
Revenue recognized during the years ended December 31, 2024 and 2023 is disaggregated as follows:

	Year Ended December 31,
	2024	2023
Product	$4,679,410	$17,832
Service	199,255	22,523
	$4,878,665	$40,355
Revenue recognized by geography during the years ended December 31, 2024 and 2023 is as follows:

	Year Ended December 31,
	2024	2023
United States	$4,823,934	$35,165
International	54,731	5,190
	$4,878,665	$40,355
Revenue recognized during the three and six months ended June 30, 2025 and 2024 is disaggregated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Product	$3,626,417	$1,658,681	$6,386,735	$2,964,801
Service	32,997	55,354	71,094	111,397
	$3,659,414	$1,714,035	$6,457,829	$3,076,198

Schedules of Revenue from External Customers by Geographic Areas
Revenue recognized by geography during the three and six months ended June 30, 2025 and 2024 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
United States	$3,649,057	$1,700,130	$6,436,083	$3,058,325
International	10,357	13,905	21,746	17,873
	$3,659,414	$1,714,035	$6,457,829	$3,076,198